Derivatives	12 Months Ended
Oct. 31, 2024
Disclosure of Financial Assets [Abstract]
Derivatives
NOTE 11: DERIVATIVES
(a)

DERIVATIVE PRODUCT TYPES AND RISK EXPOSURES
The majority of the Bank’s derivative contracts

are OTC transactions that are bilaterally

negotiated between the Bank and the

counterparty to the contract. The
remainder are exchange-traded contracts transacted

through organized and regulated exchanges

and consist primarily of options and futures.
The Bank’s derivative transactions relate to trading

and non-trading activities. The purpose of

derivatives held for non-trading activities

is primarily for managing
interest rate, foreign exchange, and equity risk

related to the Bank’s funding, lending,

investment, and other structural market risk

management activities. The
Bank’s risk management strategy for these

risks is discussed in shaded sections of

the “Managing Risk” section of the MD&A.
Where hedge accounting is applied, only

specific or a combination of risk components

are hedged, including benchmark interest

rate, foreign exchange rate,
and equity price components. All these risk

components are observable in the relevant

market environment and the change in the fair

value or the variability in
cash flows attributable to these risk components

can be reliably measured for hedged items.

The Bank also enters into derivative transactions

to economically
hedge certain exposures that do not otherwise

qualify for hedge accounting, or

where hedge accounting is not considered

feasible.
Where the derivatives are in hedge relationships,

the main sources of ineffectiveness can be attributed

to differences between hedging instruments and hedged
items:
●

Differences in fixed rates, when contractual coupons

of the fixed rate hedged items are designated;
●

Differences in the discounting factors, when hedging

derivatives are collateralized;
●

CVA on the hedging derivatives; and

●

Mismatch in critical terms such as tenor and

timing of cash flows between hedging instruments

and hedged items.
To mitigate a portion of the ineffectiveness, the Bank designates the benchmark risk component of contractual cash flows of

hedged items and executes hedging
derivatives with high-quality counterparties.

The majority of the Bank’s hedging derivatives

are collateralized.
Interest Rate Derivatives
Interest rate swaps are OTC contracts in

which two counterparties agree to exchange

cash flows over a period of time based

on rates applied to a specified
notional amount. This includes interest rate

swaps that are transacted and settled through

a clearing house which acts as a central

counterparty. A typical interest
rate swap would require one counterparty

to pay a fixed market interest rate in exchange

for a variable market interest rate determined

from time to time, with both
calculated on a specified notional amount.

No exchange of principal amount takes place.
Forward rate agreements are OTC contracts

that effectively fix a future interest rate for a

period of time. A typical forward rate agreement

provides that at a pre-
determined future date, a cash settlement

will be made between the counterparties based

upon the difference between a contracted rate and

a market rate to be
determined in the future, calculated on a

specified notional amount. No exchange of principal

amount takes place.
Interest rate options are contracts in

which one party (the purchaser of an option) acquires

from another party (the writer of an option),

in exchange for a
premium, the right, but not the obligation,

either to buy or sell, on a specified future date

or series of future dates or within a specified

time, a specified financial
instrument at a contracted price. The underlying

financial instrument will have a market

price which varies in response to changes

in interest rates. In managing
the Bank’s interest rate exposure, the Bank acts as

both a writer and purchaser of these options.

Options are transacted both OTC and through

exchanges.
Interest rate futures are standardized

contracts transacted on an exchange, with interest

bearing instruments as the underlying reference

assets. These
contracts differ from forward rate agreements in

that they are in standard amounts with standard

settlement dates and are transacted on an exchange.
The Bank uses interest rate swaps to hedge

its exposure to benchmark interest rate risk

by modifying the repricing or maturity

characteristics of existing and/or
forecast assets and liabilities, including funding

and investment activities. These swaps are

designated in either fair value hedges against

fixed rate
assets/liabilities or cash flow hedges against

floating rate assets/liabilities. For fair

value hedges, the Bank assesses and measures

the hedge effectiveness based
on the change in the fair value of the derivative

hedging instrument relative to the change

in the fair value of the hedged item.

For cash flow hedges, the Bank uses
a hypothetical derivative having terms that identically

match the critical terms of the hedged item

as the proxy for measuring

the change in cash flows of the
hedged item.
Foreign Exchange Derivatives
Foreign exchange forwards are OTC contracts

in which one counterparty contracts

with another to exchange a specified amount

of one currency for a specified
amount of a second currency, at a future date or range of dates.
Swap contracts comprise foreign exchange

swaps and cross-currency interest rate swaps.

Foreign exchange swaps are transactions

in which a foreign
currency is simultaneously purchased in

the spot market and sold in the forward

market, or vice-versa. Cross-currency interest

rate swaps are transactions in
which counterparties exchange principal and

interest cash flows in different currencies over

a period of time. These contracts are used

to manage currency and/or
interest rate exposures.
Foreign exchange futures contracts are

similar to foreign exchange forward contracts

but differ in that they are in standard currency amounts

with standard
settlement dates and are transacted on an exchange.
The Bank uses non-derivative instruments

such as foreign currency deposit liabilities

and derivative instruments such as

cross-currency swaps and foreign
exchange forwards to hedge its foreign currency

exposure. These hedging instruments

are designated in either net investment hedges

or cash flow hedges. For
net investment hedges, the Bank assesses and

measures the hedge effectiveness based on the

change in the fair value of the hedging

instrument relative to the
translation gains and losses on the net investment

in the foreign operation. For cash flow

hedges, the Bank assesses and measures

the hedge effectiveness
based on the change in the fair value of

the hedging instrument relative to the change

in the cash flows of the foreign currency

denominated asset/liability
attributable to foreign exchange risk, using the

hypothetical derivative method.
Credit Derivatives
The Bank uses credit derivatives such as

credit default swaps (CDS) and total return

swaps to manage risks in the Bank’s corporate loan

portfolio and other cash
instruments, as well as managing counterparty

credit risk on derivatives. Credit risk is the

risk of loss if a borrower or counterparty in

a transaction fails to meet its
agreed payment obligations. The Bank uses

credit derivatives to mitigate industry

concentration and borrower-specific exposure as

part of the Bank’s portfolio risk
management techniques. The credit, legal, and

other risks associated with these transactions

are controlled through well established

procedures. The Bank’s
policy is to enter into these transactions

with investment grade financial institutions.

Credit risk to these counterparties is managed

through the same approval,
limit, and monitoring processes that is

used for all counterparties to which the

Bank has credit exposure.
Credit derivatives are OTC contracts designed

to transfer the credit risk in an underlying

financial instrument (usually termed as

a reference asset) from one
counterparty to another. The most common credit derivatives

are CDS, which include contracts transacted

through clearing houses, and total return swaps.

In
CDS contracts, the CDS purchaser acquires

credit protection on a reference asset or group

of assets from a writer of CDS in exchange

for a premium. The
purchaser may pay the agreed premium

at inception or over a period of time. The

credit protection compensates the purchaser

for deterioration in value of the
reference asset or group of assets upon the occurrence

of certain credit events such as bankruptcy, or changes in specified credit rating or credit index. Settlement
may be cash based or physical, requiring

the delivery of the reference asset to the

CDS writer. In total return swap contracts, one counterparty agrees to pay or
receive from the other cash amounts based

on changes in the value of a reference

asset or group of assets, including any returns

such as interest earned on
these assets in exchange for amounts that are

based on prevailing market funding rates.

These cash settlements are made regardless of

whether there is a credit
event.
Other Derivatives
The Bank also transacts in equity and commodity

derivatives in both exchange and OTC

markets.
Equity swaps are OTC contracts in which one

counterparty agrees to pay, or receive from the other, cash amounts based on changes in the value of a stock
index, a basket of stocks or a single stock.

These contracts sometimes include a payment

in respect of dividends.
Equity options give the purchaser of the option,

for a premium, the right, but not the obligation,

to buy from or sell to the writer of an option,

an underlying stock
index, basket of stocks or a single stock

at a contracted price. Options are transacted

both OTC and through exchanges.
Equity index futures are standardized

contracts transacted on an exchange. They

are based on an agreement to pay or receive

a cash amount based on the
difference between the contracted price level of

an underlying stock index and its corresponding

market price level at a specified future date.

There is no actual
delivery of stocks that comprise the underlying

index. These contracts are in standard amounts

with standard settlement dates.
Equity forwards are OTC contracts in

which one counterparty contracts with another

to buy or sell a single stock or stock index, or

to settle the contract in cash
based on changes in the value of a reference

asset, at a future date.
Commodity contracts include commodity

forwards, futures, swaps, and options,

such as precious metals and energy-related

products in both OTC and
exchange markets.
The Bank applies hedge accounting on

certain equity forwards and/or total return

swaps to hedge exposure to equity price risk.

These derivatives are
designated as cash flow hedges.
The Bank assesses and measures the hedge

effectiveness based on the change in the

fair value of the hedging instrument
relative to the change in the cash flows of the

hedged item attributable to movement in

equity price, using the hypothetical derivative

method.
Fair Value of Derivatives
(millions of Canadian dollars) October 31, 2024 October 31, 2023
Fair value as at Fair value as at
balance sheet date balance sheet date
Positive Negative Positive Negative
Derivatives held or issued for trading

purposes
Interest rate contracts
1
Forward rate agreements $ 232 $ 48 $ 464 $ 88
Swaps 11,971 9,470 16,041 12,667
Options written – 1,118 – 2,204
Options purchased 1,210 – 2,265 –
Total interest rate contracts 13,413 10,636 18,770 14,959
Foreign exchange contracts 1
Forward contracts 3,617 2,521 1,968 1,836
Swaps 15,456 14,304 20,123 17,806
Cross-currency interest rate swaps

24,366 22,496 28,902 22,990
Options written – 619 – 619
Options purchased 507 – 503 –
Total foreign exchange contracts 43,946 39,940 51,496 43,251
Credit derivative contracts
Credit default swaps – protection purchased – 294 11 122
Credit default swaps – protection sold 5 2 42 5
Total credit derivative contracts 5 296 53 127
Other contracts
Equity contracts 5,286 6,636 4,350 2,846
Commodity contracts 5,321 5,545 2,108 2,110
Total other contracts 10,607 12,181 6,458 4,956
Fair value – trading 67,971 63,053 76,777 63,293
Derivatives held or issued for non-trading

purposes
Interest rate contracts
Forward rate agreements 8 – 2 1
Swaps 2,005 2,807 4,131 6,246
Options written – 1 – –
Options purchased 16 – 7 –
Total interest rate contracts 2,029 2,808 4,140 6,247
Foreign exchange contracts
Forward contracts 386 494 821 503
Swaps 80 20 31 3
Cross-currency interest rate swaps

6,649 524 5,065 1,116
Total foreign exchange contracts 7,115 1,038 5,917 1,622
Credit derivative contracts
Credit default swaps – protection purchased 1 107 1 45
Total credit derivative contracts 1 107 1 45
Other contracts
Equity contracts 945 1,362 547 433
Total other contracts 945 1,362 547 433
Fair value – non-trading 10,090 5,315 10,605 8,347
Total fair value $ 78,061 $ 68,368 $ 87,382 $ 71,640
1

The fair values of interest rate futures and foreign exchange futures are immaterial and therefore excluded from this table.
The following table distinguishes derivatives held

or issued for non-trading purposes between

those that have been designated in qualifying

hedge accounting
relationships and those which have not been

designated in qualifying hedge accounting

relationships as at October 31, 2024 and

October 31, 2023.
Fair Value of Non-Trading

Derivatives
1
(millions of Canadian dollars) As at
October 31, 2024
Derivative Assets Derivative Liabilities
Derivatives Derivatives
Derivatives in qualifying not in Derivatives in qualifying not in hedging relationships qualifying hedging relationships qualifying
Fair Cash Net hedging Fair Cash Net hedging
value flow investment relationships Total value flow investment relationships Total
Derivatives held or issued for
non-trading purposes
Interest rate contracts $ 932 $ 123 $ – $ 974 $ 2,029 $ 309 $ 1,290 $ – $ 1,209 $ 2,808
Foreign exchange contracts – 6,945 – 170 7,115 – 846 – 192 1,038
Credit derivative contracts – – – 1 1 – – – 107 107
Other contracts – 337 – 608 945 – 132 – 1,230 1,362
Fair value – non-trading $ 932 $ 7,405 $ – $ 1,753 $ 10,090 $ 309 $ 2,268 $ – $ 2,738 $ 5,315
October 31, 2023
Derivatives held or issued for
non-trading purposes
Interest rate contracts $ 2,049 $ 33 $ – $ 2,058 $ 4,140 $ 1,195 $ 2,629 $ – $ 2,423 $ 6,247
Foreign exchange contracts – 5,754 – 163 5,917 – 1,597 – 25 1,622
Credit derivative contracts – – – 1 1 – – – 45 45
Other contracts – 434 – 113 547 – 190 – 243 433
Fair value – non-trading $ 2,049 $ 6,221 $ – $ 2,335 $ 10,605 $ 1,195 $ 4,416 $ – $ 2,736 $ 8,347
1

Certain derivative assets qualify to be offset with certain derivative liabilities on the Consolidated Balance

Sheet. Refer to Note 6 for further details.
Fair Value Hedges
The following table presents the effects of fair

value hedges on the Consolidated Balance

Sheet and the Consolidated Statement of Income.
Fair Value Hedges
(millions of Canadian dollars)

For the years ended or as at
October 31, 2024
Accumulated Accumulated
Change in Change in fair amount of fair amount of fair
value of hedged value of hedging Carrying value hedge value hedge items for instruments for amounts adjustments adjustments on ineffectiveness ineffectiveness Hedge for hedged on hedged de-designated measurement measurement ineffectiveness items items 1,2 hedged items
Assets
Interest rate risk
Debt securities at amortized cost $ 6,856 $ (6,899) $ (43) $ 113,323 $ (10,995) $ (3,015)
Financial assets at fair value through
other comprehensive income 3,127 (3,146) (19) 53,253 (1,086) (71)
Loans 1,789 (1,798) (9) 52,765 (328) 4
Total assets 11,772 (11,843) (71) 219,341 (12,409) (3,082)
Liabilities
Interest rate risk
Deposits

(2,291)

2,265

(26)

125,519

(3,543)

(136)
Securitization liabilities at amortized cost (163) 163 – 6,865 68 –
Subordinated notes and debentures (50) 50 – 3,158 27 (91)
Total liabilities (2,504) 2,478 (26) 135,542 (3,448) (227)
Total $ 9,268 $ (9,365) $ (97)
October 31, 2023
Assets
Interest rate risk
Debt securities at amortized cost $ (4,408) $ 4,381 $ (27) $ 105,672 $ (18,332) $ (3,378)
Financial assets at fair value through

other comprehensive income (785) 807 22 43,249 (4,230) (68)
Loans (798) 800 2 54,482 (2,322) 9
Total assets (5,991) 5,988 (3) 203,403 (24,884) (3,437)
Liabilities
Interest rate risk
Deposits

1,383

(1,417)

(34)

118,308

(8,641)

(102)
Securitization liabilities at amortized cost 76 (79) (3) 2,124 (65) –
Subordinated notes and debentures 7 (7) – 1,026 (101) (32)
Total liabilities 1,466 (1,503) (37) 121,458 (8,807) (134)
Total $ (4,525) $ 4,485 $ (40)
1

The Bank has portfolios of fixed rate financial assets and liabilities whereby the principal amount changes frequently due to originations, issuances, maturities and prepayments. The interest rate risk hedges on these portfolios are rebalanced dynamically.
2

Reported balances represent adjustments to the carrying values of hedged items as included in the “Carrying amounts for hedged items” column in this table.
Cash Flow Hedges and Net Investment

Hedges
The following table presents the effects of cash

flow hedges and net investment hedges on the

Bank’s Consolidated Statement of Income and

the Consolidated
Statement of Comprehensive Income.
Cash Flow and Net Investment Hedges
(millions of Canadian dollars) For the years ended
October 31, 2024

Change in fair

Hedging Amount reclassified
Change in value value of hedging

gains (losses) from accumulated Net change
of hedged items instruments for

recognized in other other comprehensive in other
for ineffectiveness ineffectiveness Hedge comprehensive income (loss) comprehensive measurement measurement ineffectiveness income 1 to earnings 1 income (loss) 1
Cash flow hedges 2
Interest rate risk
3
$ (3,602) $ 3,606 $ 4 $ 2,128 $ (2,311) $ 4,439
Foreign exchange risk 4,5,6 (1,863) 1,867 4 1,287 2,204 (917)
Equity price risk 56 (59) (3) (59) (66) 7
Total cash flow hedges $ (5,409) $ 5,414 $ 5 $ 3,356 $ (173) $ 3,529
Net investment hedges $ 457 $ (457) $ – $ (457) $ (41) $ (416)
October 31, 2023
Cash flow hedges 2
Interest rate risk 3 $ 1,260 $ (1,261) $ (1) $ (3,528) $ (3,069) $ (459)
Foreign exchange risk 4,5,6 (4,417) 4,414 (3) 3,824 3,168 656
Equity price risk 374 (374) – (374) (337) (37)
Total cash flow hedges $ (2,783) $ 2,779 $ (4) $ (78) $ (238) $ 160
Net investment hedges $ 1,821 $ (1,821) $ – $ (1,821) $ 15 $ (1,836)
1

Effects on OCI are presented on a pre-tax basis.
2

During the years ended October 31, 2024 and October 31, 2023, there were no instances where forecast hedged transactions failed to occur.
3

Hedged items include forecast interest cash flows on loans
, deposits, and securitization liabilities.
4

For non-derivative instruments designated as hedging foreign exchange risk, fair value change is measured as the gains and losses due to spot foreign exchange movements.
5
Cross-currency swaps may be used to hedge 1) foreign exchange risk, or 2) a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both types of hedge

relationships are disclosed in the foreign exchange risk category.
6
Hedged items include principal and interest cash flows on foreign denominated securities, loans, deposits, other liabilities, and subordinated notes and debentures.
Reconciliation of Accumulated Other Comprehensive

Income (Loss)
1
(millions of Canadian dollars) For the years ended
October 31, 2024

Accumulated other Accumulated other Accumulated other Accumulated other comprehensive Net changes in other comprehensive comprehensive comprehensive income (loss) comprehensive income (loss) income (loss) on income (loss) on at beginning of year income (loss) at end of year designated hedges de-designated hedges
Cash flow hedges
Interest rate risk $ (6,441) $ 4,439 $ (2,002) $ 455 $ (2,457)
Foreign exchange risk (1,091) (917) (2,008) (2,008) –
Equity price risk (21) 7 (14) (14) –
Total cash flow hedges $ (7,553) $ 3,529 $ (4,024) $ (1,567) $ (2,457)
Net investment hedges
Foreign translation risk $ (6,352) $ (416) $ (6,768) $ (6,768) $ –
October 31, 2023
Cash flow hedges
Interest rate risk $ (5,982) $ (459) $ (6,441) $ (3,463) $ (2,978)
Foreign exchange risk (1,747) 656 (1,091) (1,091) –
Equity price risk 16 (37) (21) (21) –
Total cash flow hedges $ (7,713) $ 160 $ (7,553) $ (4,575) $ (2,978)
Net investment hedges
Foreign translation risk $ (4,516) $ (1,836) $ (6,352) $ (6,352) $ –
1

Presented on a pre-tax basis.
(b)

NOTIONAL AMOUNTS
The notional amounts are not recorded as assets

or liabilities as they represent the face amount

of the contract to which a rate or price is applied

to determine the
amount of cash flows to be exchanged.

Notional amounts do not represent the potential

gain or loss associated with the market risk

nor are they indicative of the
credit risk associated with derivative

financial instruments.
The following table discloses the notional

amount of OTC and exchange-traded derivatives.
Over-the-Counter and Exchange-Traded Derivatives
(millions of Canadian dollars) As at
October 31 October 31
2024 2023
Trading
Over-the-Counter 1
Non
Clearing clearing Exchange- Non-
house 2 house traded Total trading 3 Total Total
Notional

Interest rate contracts
Futures $ – $ – $ 761,112 $ 761,112 $ – $ 761,112 $ 1,377,932
Forward rate agreements 550,965 22,772 – 573,737 552 574,289 628,416
Swaps 17,656,335 474,381 – 18,130,716 1,708,529 19,839,245 16,974,557
Options written – 93,559 5,806 99,365 125 99,490 111,734
Options purchased – 112,098 5,550 117,648 1,863 119,511 140,437
Total interest rate contracts 18,207,300 702,810 772,468 19,682,578 1,711,069 21,393,647 19,233,076
Foreign exchange contracts
Forward contracts 39 355,932 – 355,971 24,644 380,615 231,601
Swaps 494 1,685,083 – 1,685,577 7,024 1,692,601 2,021,332
Cross-currency interest rate swaps – 1,525,781 – 1,525,781 143,796 1,669,577 1,448,859
Options written – 56,614 163 56,777 – 56,777 51,216
Options purchased – 49,344 15 49,359 – 49,359 36,959
Total foreign exchange contracts 533 3,672,754 178 3,673,465 175,464 3,848,929 3,789,967
Credit derivative contracts
Credit default swaps – protection purchased 12,469 327 – 12,796 2,708 15,504 12,156
Credit default swaps – protection sold 1,651 242 – 1,893 – 1,893 2,535
Total credit derivative contracts 14,120 569 – 14,689 2,708 17,397 14,691
Other contracts
Equity contracts – 123,991 117,988 241,979 36,049 278,028 221,265
Commodity contracts 118 103,714 141,763 245,595 – 245,595 164,170
Total other contracts 118 227,705 259,751 487,574 36,049 523,623 385,435
Total $ 18,222,071 $ 4,603,838 $ 1,032,397 $ 23,858,306 $ 1,925,290 $ 25,783,596 $ 23,423,169
1
Collateral held under a Credit Support Annex to help reduce counterparty credit risk is in the form of high-quality and liquid assets such as cash and high-quality government securities.
Acceptable collateral is governed by the Collateralized Trading Policy.
2

Derivatives executed through a central clearing house reduce settlement risk due to the ability to net settle offsetting positions for capital purposes and therefore receive preferential capital treatment compared to those settled with non-central clearing house counterparties.
3

Includes $
1,532

billion of OTC derivatives that are transacted with clearing houses (October 31, 2023 – $
1,970

billion) and $
394

billion of OTC derivatives that are transacted with non-
clearing houses (October 31, 2023 – $ 426

billion). There were
no

exchange-traded derivatives both as at October 31, 2024 and October 31, 2023.
The following table distinguishes the notional amount

of derivatives held or issued for non-trading

purposes between those that have been

designated in qualifying
hedge accounting relationships and those

which have not been designated in qualifying

hedge accounting relationships.
Notional of Non-Trading Derivatives
(millions of Canadian dollars) As at
October 31, 2024
Derivatives in qualifying hedging relationships Derivatives not in
Derivatives held or issued for Fair Cash Net qualifying hedging hedging (non-trading) purposes value flow 1 Investment 1 relationships Total
Interest rate contracts $ 395,687 $ 340,741 $ – $ 974,641 $ 1,711,069
Foreign exchange contracts – 159,693 – 15,771 175,464
Credit derivative contracts – – – 2,708 2,708
Other contracts – 2,409 – 33,640 36,049
Total notional non-trading $ 395,687 $ 502,843 $ – $ 1,026,760 $ 1,925,290
October 31, 2023
Interest rate contracts $ 372,214 $ 298,328 $ – $ 1,529,603 $ 2,200,145
Foreign exchange contracts – 144,485 – 16,429 160,914
Credit derivative contracts – – – 2,191 2,191
Other contracts – 2,241 – 30,015 32,256
Total notional non-trading $ 372,214 $ 445,054 $ – $ 1,578,238 $ 2,395,506
1
Certain cross-currency swaps are executed using multiple derivatives, including interest rate swaps. These derivatives are used to hedge foreign exchange rate risk in cash flow hedges and net investment hedges.
The following table discloses the notional

principal amount of OTC derivatives and exchange-traded

derivatives based on their contractual terms

to maturity.
Derivatives by Remaining Term-to-Maturity
(millions of Canadian dollars) As at
October 31 October 31
2024 2023
Within Over 1 year Over
Notional Principal 1 year to 5 years 5 years Total Total
Interest rate contracts
Futures $ 639,609 $ 121,503 $ – $ 761,112 $ 1,377,932
Forward rate agreements 550,518 18,386 5,385 574,289 628,416
Swaps 7,354,061 8,828,049 3,657,135 19,839,245 16,974,557
Options written 59,930 35,462 4,098 99,490 111,734
Options purchased 62,000 52,319 5,192 119,511 140,437
Total interest rate contracts 8,666,118 9,055,719 3,671,810 21,393,647 19,233,076
Foreign exchange contracts
Futures – – – – –
Forward contracts 363,791 14,994 1,830 380,615 231,601
Swaps 1,649,432 40,989 2,180 1,692,601 2,021,332
Cross-currency interest rate swaps 419,447 863,763 386,367 1,669,577 1,448,859
Options written 52,418 4,354 5 56,777 51,216
Options purchased 44,184 5,153 22 49,359 36,959
Total foreign exchange contracts 2,529,272 929,253 390,404 3,848,929 3,789,967
Credit derivative contracts
Credit default swaps – protection purchased 1,675 7,406 6,423 15,504 12,156
Credit default swaps – protection sold 431 781 681 1,893 2,535
Total credit derivative contracts 2,106 8,187 7,104 17,397 14,691
Other contracts
Equity contracts 209,083 67,387 1,558 278,028 221,265
Commodity contracts 219,998 25,104 493 245,595 164,170
Total other contracts 429,081 92,491 2,051 523,623 385,435
Total $ 11,626,577 $ 10,085,650 $ 4,071,369 $ 25,783,596 $ 23,423,169
The following table discloses the notional amount

and average price of derivative instruments

designated in qualifying hedge accounting

relationships.
Hedging Instruments by Remaining Term-to-Maturity
(millions of Canadian dollars, except

as noted)
As at
October 31 October 31
2024 2023
Within Over 1 year Over 5
Notional 1 year to 5 years years Total Total
Interest rate risk
Interest rate swaps
Notional – pay fixed $ 18,647 $ 106,879 $ 105,214 $ 230,740 $ 238,472
Average fixed interest rate % 2.86 3.06 2.31
Notional – received fixed 112,428 178,069 26,652 317,149 253,798
Average fixed interest rate % 4.17 3.02 3.02
Total notional – interest rate risk 131,075 284,948 131,866 547,889 492,270
Foreign exchange risk
1
Forward contracts
Notional – USD/CAD 2,278 5,466 72 7,816 8,067
Average FX forward rate 1.31 1.30 1.31
Notional – EUR/CAD 2,623 11,180 1,338 15,141 14,664
Average FX forward rate 1.63 1.54 1.56
Notional – other 810 91 – 901 172
Cross-currency swaps 2,3
Notional – USD/CAD 9,345 28,810 8,789 46,944 51,497
Average FX rate 1.29 1.32 1.29
Notional – EUR/CAD 10,197 36,145 15,535 61,877 47,618
Average FX rate 1.41 1.46 1.44
Notional – GBP/CAD 1,792 7,860 108 9,760 5,723
Average FX rate 1.65 1.68 1.73
Notional – other currency pairs 4 5,019 11,537 698 17,254 16,744
Total notional – foreign exchange risk 32,064 101,089 26,540 159,693 144,485
Equity Price Risk
Notional – equity contracts 2,409 – – 2,409 2,241
Total notional $ 165,548 $ 386,037 $ 158,406 $ 709,991 $ 638,996
1 Foreign currency denominated deposit liabilities are also used to hedge foreign exchange risk. Includes $ 77.4 billion (October 31, 2023 – $
67.2

billion) of the carrying value of these non-
derivative hedging instruments

designated under net investment hedges.
2

Cross-currency swaps may be used to hedge 1) foreign exchange risk, or 2) a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both types of hedge relationships are disclosed in the foreign exchange risk category.
3

Certain cross-currency swaps are executed using multiple derivatives, including interest rate swaps. The notional amount of these interest rate swaps, excluded from the above, is
$ 188.5

billion as at October 31, 2024 (October 31, 2023 – $
178.3

billion).
4
Includes derivatives executed to manage non-trading foreign currency exposures, when more than one currency is involved prior to hedging to the Canadian dollar, or when the currency
Interest Rate Benchmark Reform
As at October 31, 2024, the Bank has transitioned

all derivative instruments designated in qualifying

hedge accounting relationships referencing

CDOR to an ARR
and it no

longer has exposure to any residual

CDOR derivative notional amounts (October

31, 2023 – $
284

billion).
(c)

DERIVATIVE-RELATED RISKS
Market Risk
Derivatives, in the absence of any compensating

upfront cash payments, generally have no

market value at inception. They obtain value,

positive or negative, as
relevant interest rates, foreign exchange

rates, equity, commodity or credit prices or indices change, such that the previously contracted terms of the derivative
transactions have become more or less favourable

than what can be negotiated under current

market conditions for contracts with the same

terms and the same
remaining period to expiry. The potential for derivatives to increase or decrease in value as a result of the foregoing

factors is generally referred to as market risk.
Credit Risk
Credit risk on derivatives, also known as counterparty

credit risk, is the risk of a financial loss

occurring as a result of the failure of a

counterparty to meet its
obligation to the Bank.
Derivative-related credit risks are subject

to the same credit approval, limit and

monitoring standards that are used for managing

other transactions that create
credit exposure. This includes evaluating

the creditworthiness of counterparties, and

managing the size, diversification and maturity

structure of the portfolios. The
Bank actively engages in risk mitigation

strategies through the use of multi-product

derivative master netting agreements,

collateral and other risk mitigation
techniques. Master netting agreements reduce

risk to the Bank by allowing the Bank

to close out and net transactions with counterparties

subject to such
agreements upon the occurrence of certain

events.
The current replacement cost and credit equivalent

amount shown in the following table are based

on the
standardized approach for counterparty credit

risk. According to this approach, the

current replacement cost accounts for

the fair value of the positions, posted and
received collateral, and master netting agreement

clauses. The credit equivalent amount is the

sum of the current replacement cost

and the potential future
exposure, which is calculated by applying

factors determined by OSFI to the notional

principal amount of the derivatives. The risk-weighted

amount is determined
by applying the adequate risk weights to

the credit equivalent amount.
Credit Exposure of Derivatives
(millions of Canadian dollars) As at
October 31, 2024 October 31, 2023
Current Credit Risk- Current Credit Risk-
replacement equivalent weighted replacement equivalent weighted cost amount amount cost amount amount
Interest rate contracts
Forward rate agreements $ 35 $ 102 $ 29 $ 32 $ 141 $ 70
Swaps 4,215 11,037 964 6,436 13,423 1,142
Options written 7 140 26 3 92 27
Options purchased 17 123 23 27 140 39
Total interest rate contracts 4,274 11,402 1,042 6,498 13,796 1,278
Foreign exchange contracts
Forward contracts 1,746 5,643 1,022 1,514 4,732 968
Swaps 3,234 16,136 2,246 4,184 19,252 2,863
Cross-currency interest rate swaps 4,124 17,176 1,515 5,668 18,249 1,767
Options written 36 291 59 27 306 71
Options purchased 50 239 64 64 252 93
Total foreign exchange contracts 9,190 39,485 4,906 11,457 42,791 5,762
Other contracts
Credit derivatives – 207 30 4 278 50
Equity contracts 669 8,964 2,348 762 8,147 2,577
Commodity contracts 1,115 5,752 848 829 4,980 1,102
Total other contracts 1,784 14,923 3,226 1,595 13,405 3,729
Total derivatives 15,248 65,810 9,174 19,550 69,992 10,769
Qualifying Central Counterparty Contracts 10,529 19,117 652 6,494 27,211 969
Total $ 25,777 $ 84,927 $ 9,826 $ 26,044 $ 97,203 $ 11,738
Current Replacement Cost of Derivatives
(millions of Canadian dollars, except

as noted)
As at
Canada
1
United States
1
Other international
1
Total
October 31 October 31 October 31 October 31 October 31 October 31 October 31 October 31
By sector 2024 2023 2024 2023 2024 2023 2024 2023
Financial $ 4,647 $ 5,132 $ 38 $ 23 $ 272 $ 234 $ 4,957 $ 5,389
Government 3,594 5,441 98 189 2,618 4,455 6,310 10,085
Other 1,670 1,508 639 654 1,671 1,913 3,980 4,075
Total current replacement cost $ 9,911 $ 12,081 $ 775 $ 866 $ 4,561 $ 6,602 $ 15,247 $ 19,549
October 31 October 31
October 31 October 31 2024 2023
By location of risk 2024 2023 % mix % mix
Canada $ 3,737 $ 3,720 24.5% 19.0%
United States 4,937 7,108 32.4 36.4
Other international
United Kingdom 775 883 5.1 4.5
Europe – other 2,828 3,164 18.5 16.2
Other 2,970 4,674 19.5 23.9
Total Other international 6,573 8,721 43.1 44.6
Total current replacement cost $ 15,247 $ 19,549 100.0% 100.0%
1

Based on geographic location of unit responsible for recording revenue.
Certain of the Bank’s derivative contracts are

governed by master derivative agreements

having provisions that may permit the

Bank’s counterparties to require,
upon the occurrence of a certain contingent event:

(1) the posting of collateral or other acceptable

remedy such as assignment of the affected

contracts to an
acceptable counterparty;

or (2)

settlement of outstanding derivative contracts.

Most often, these contingent events are in the

form of a downgrade of the senior
debt rating of the Bank, either as counterparty

or as guarantor of one of the Bank’s subsidiaries.

At October 31, 2024, the aggregate net liability

position of those
contracts would require: (1) the posting of

collateral or other acceptable remedy

totalling $
511

million (October 31, 2023 – $
407

million) in the event of a one-notch
or two-notch downgrade in the Bank’s senior debt rating;

and (2) funding totalling $
134

million (October 31, 2023 –
nil ) following the termination and settlement of
outstanding derivative contracts in the event

of a one-notch or two-notch downgrade in

the Bank’s senior debt rating.
Certain of the Bank’s derivative contracts are

governed by master derivative agreements

having credit support provisions

that permit the Bank’s counterparties
to call for collateral depending on the net mark-to-market

exposure position of all derivative contracts

governed by that master derivative agreement.

Some of
these agreements may permit the Bank’s counterparties

to require, upon the downgrade of the credit rating

of the Bank, to post additional collateral.

As at
October 31, 2024, the fair value of all derivative

instruments with credit risk related

contingent features in a net liability position

was $
16

billion (October 31, 2023 –
$ 16

billion). The Bank has posted $
17

billion (October 31, 2023 – $
16

billion) of collateral for this exposure in the normal

course of business. As at
October 31, 2024, the impact of a one-notch downgrade

in the Bank’s credit rating would require the Bank

to post an additional $
49

million (October 31, 2023 –
$ 147

million) of collateral to that posted in the normal

course of business. A two-notch downgrade

in the Bank’s credit rating would require the Bank

to post an
additional $ 1,228

million (October 31, 2023 – $
223

million) of collateral to that posted in the normal

course of business.